Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of IceCure Medical Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.